Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 12. Related Party Transactions

 The Company provides investment advisory services to an affiliate of a stockholder. During the years ended December 31, 2013 and 2012, the Company recognized approximately $120,000 and $3,000, respectively in revenue. Accounts received from the affiliate were approximately $75,000 and $3,000 as of December 31, 2013 and 2012.

As disclosed in Note 7, on September 6, 2013, the Company entered into a credit facility with an affiliate of a stockholder. As of December 31, 2013, the Company had $5,000,000 outstanding under the credit facility.